Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 45.1
Provisions	20.4
Reversal of prior year provisions	(4.2)
Payments/usage	(13.8)
Accretion, foreign exchange and other	(0.5)
Ending balance	47.0
Current	17.9	$ 17.1
Non-current	29.1
Total provisions	47.0
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	6.1
Provisions	8.4
Reversal of prior year provisions	0.0
Payments/usage	(8.9)
Accretion, foreign exchange and other	0.2
Ending balance	5.8
Current	5.8
Non-current	0.0
Total provisions	5.8
Warranty
Reconciliation of changes in other provisions [abstract]
Beginning balance	29.0
Provisions	11.8
Reversal of prior year provisions	(4.2)
Payments/usage	(4.5)
Accretion, foreign exchange and other	(0.3)
Ending balance	31.8
Current	11.3
Non-current	20.5
Total provisions	31.8
Legal
Reconciliation of changes in other provisions [abstract]
Beginning balance	0.8
Provisions	0.0
Reversal of prior year provisions	0.0
Payments/usage	0.0
Accretion, foreign exchange and other	0.0
Ending balance	0.8
Current	0.8
Non-current	0.0
Total provisions	0.8
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	9.2
Provisions	0.2
Reversal of prior year provisions	0.0
Payments/usage	(0.4)
Accretion, foreign exchange and other	(0.4)
Ending balance	8.6
Current	0.0
Non-current	8.6
Total provisions	$ 8.6